Note 6 - Prepaid Expense - Schedule of Prepaid Expense (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Lease deposit		$ 1,325	$ 1,325
Others			5,196
Total		$ 1,325	$ 6,521